Consolidated Statements of Changes in Equity	CAD ($)	USD ($)	Issued capital [member] CAD ($) shares	Issued capital [member] USD ($) shares	Equity Settled Share-Based Compensation Reserve CAD ($)	Foreign Currency Translation Reserve CAD ($)	Foreign Currency Translation Reserve USD ($)	Investment Revaluation Reserve CAD ($)	Share Purchase Warrants CAD ($)	Subscriptions Received for Shares CAD ($)	Deficit CAD ($)
Balance, shares at Dec. 31, 2019 | shares			422,942,680	422,942,680
Balance, amount at Dec. 31, 2019	$ 138,505,000		$ 587,448,000		$ 70,150,000	$ 32,365,000		$ (17,000)	$ 3,972,000	$ 693,000	$ (556,106,000)
Statement [Line Items]
Net loss		$ (63,872)
Fair value allocated to shares issued on exercise of broker warrants		247		$ 247	0	0		0	0	0	0
Additional transaction costs for prior year financings	(79,000)			$ 79	0	0		0	0	0	0
Shares issued on exercise of options per option plan, shares | shares			3,991,066	3,991,066
Shares issued on exercise of options per option plan, amount		$ 3,936,000	$ 3,936,000		0	0		0		0	0
Shares issued upon exercise of warrants and options not issued per option plan, shares | shares			13,634,385	13,634,385
Shares issued upon exercise of warrants and options not issued per option plan, amount	8,505,000		$ 8,505,000		0	0		0	0	0	0
Fair value allocated to shares issued on exercise of options and warrants	0		$ 3,863,000		(2,474,000)	0		0	(1,389,000)	0	0
Shares issued, net of transactions costs, shares | shares			38,525,000	38,525,000
Other comprehensive loss net of tax	(2,704,000)					(2,704,000)		0	0	0	0
Shares issued, net of transactions costs, amount	53,720,000		$ 53,720,000		0	0		0	0	0	0
Shares issued pursuant to private placements, net of transaction costs, shares | shares			29,953,500	29,953,500
Shares issued pursuant to private placements, net of transaction costs, amount	24,706,000		$ 25,399,000		0	0		0	0	(693,000)	0
Share-based compensation	9,342,000		0		9,342,000	0		0	0	0	0
Total comprehensive loss	(66,576,000)
Balance, amount at Dec. 31, 2020	172,306,000		$ 683,039,000		77,018,000	29,661,000		(17,000)	2,583,000	0	619,978,000
Balance, shares at Dec. 31, 2020 | shares			509,046,631	509,046,631
Statement [Line Items]
Net loss	(31,542,000)
Shares issued upon exercise of warrants and options not issued per option plan, shares | shares			14,435,952	14,435,952
Shares issued upon exercise of warrants and options not issued per option plan, amount	9,358,000		$ 9,358,000		0	0		0	0	0	0
Fair value allocated to shares issued on exercise of options and warrants	0		$ 4,465,000		(2,153,000)	0		0	(2,312,000)	0	0
Shares issued, net of transactions costs, shares | shares			1,212,805	1,212,805
Other comprehensive loss net of tax	(903,000)						$ 903
Shares issued, net of transactions costs, amount	824,000		$ 824,000		0	0		0	0	0
Shares issued upon exercise of options per option plan, shares | shares			5,084,000	5,084,000
Shares issued upon exercise of options per option plan, amount	2,592,000		$ 2,592,000			0		0		0	0
Share-based compensation	2,858,000		0		2,858,000	0
Total comprehensive loss	(32,445,000)
Balance, amount at Dec. 31, 2021	$ 155,493,000		$ 700,278,000		$ 77,723,000	$ 28,758,000		$ (17,000)	$ 271,000	$ 0	$ (651,520,000)
Balance, shares at Dec. 31, 2021 | shares			529,779,388	529,779,388